SUPPLEMENTARY CASH FLOW INFORMATION - Net Change in Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net (increase) decrease in:
Trade and other receivables	$ 6.0	$ 3.0
Inventories	(12.1)	(21.6)
Other assets	2.8	(16.8)
Net increase (decrease) in:
Trade and other payables	(2.8)	(10.7)
Other liabilities	(27.2)	(6.7)
Movement in above related to foreign exchange	(9.0)	(18.1)
Net change in working capital	$ (42.3)	$ (70.9)